SUPPLIERS	12 Months Ended
Dec. 31, 2022
SUPPLIERS
SUPPLIERS

NOTE 24 – SUPPLIERS

	12/31/2022	12/31/2021
Current
Goods, Materials and Services	1,870,754	2,602,086
Energy Purchased for Resale	1,632,529	1,381,544
CCEE - Short Term Energy	13,890	47,902
	3,517,173	4,031,532

Non-current
Goods, Materials and Services	—	16,555
	—	16,555
	3,517,173	4,048,087

On December 31, 2022, the Company presented a balance of R$3,517,173 (R$4,048,087 on December 31, 2021) to suppliers. From the amount of R$2,602,086 on December 31, 2021 of Goods, Materials and Services, the amount of R$1,233,282 corresponds to Eletronuclear, which was deconsolidated in 2022.

Accounting Policy

Obligations with the Company’s suppliers are recognized by the amounts of the transactions and settled by payments. There is no interest embedded in these obligations.